Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended		56 Months Ended	60 Months Ended		116 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026		Aug. 31, 2026	Aug. 31, 2026		Aug. 31, 2026	Aug. 31, 2026
C000256546
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory High Income Municipal Fund
Average Annual Return, Percent		(0.28%)			(1.78%)			1.31%
C000256547
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory High Income Municipal Fund
Average Annual Return, Percent		0.07%			(2.13%)			0.93%
C000256553
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Active Credit Fund
Average Annual Return, Percent		2.68%			3.06%		4.39%
C000256554
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Active Credit Fund
Average Annual Return, Percent		3.23%			2.71%		4.04%
C000256525
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Disciplined Growth Fund
Average Annual Return, Percent		11.05%			10.18%			15.48%
C000256524
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Disciplined Growth Fund
Average Annual Return, Percent		15.96%			10.61%			15.42%
C000256530
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Disciplined Value Fund
Average Annual Return, Percent		13.93%			8.32%			10.70%
C000256529
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Disciplined Value Fund
Average Annual Return, Percent		18.95%			8.76%			10.69%
C000256497
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Fundamental Growth Fund
Average Annual Return, Percent		5.19%			8.26%			13.83%
C000256499
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Fundamental Growth Fund
Average Annual Return, Percent		9.92%			8.76%			13.88%
C000256625
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Global Equity Fund
Average Annual Return, Percent		23.39%			13.96%			13.78%
C000256626
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Global Equity Fund
Average Annual Return, Percent		28.99%			14.48%			13.76%
C000256539
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Multi-Asset Ultrashort Income Fund
C000256540
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Multi-Asset Ultrashort Income Fund
Average Annual Return, Percent		2.34%			3.94%			2.66%
C000256532
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Short Term Income Fund
C000256533
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Short Term Income Fund
Average Annual Return, Percent		0.68%			2.66%			2.35%
Without Sales Load [Member] | C000256546
Average Annual Return [Line Items]
Average Annual Return, Percent		1.95%			(1.34%)			1.53%
Without Sales Load [Member] | C000256547
Average Annual Return [Line Items]
Average Annual Return, Percent		1.00%			(2.13%)			0.93%
Without Sales Load [Member] | C000256545
Average Annual Return [Line Items]
Average Annual Return, Percent		2.19%			(1.10%)			1.77%
Without Sales Load [Member] | C000256553
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%			3.52%		4.63%
Without Sales Load [Member] | C000256554
Average Annual Return [Line Items]
Average Annual Return, Percent		4.22%			2.71%		4.04%
Without Sales Load [Member] | C000256552
Average Annual Return [Line Items]
Average Annual Return, Percent		5.32%			3.82%		4.92%
Without Sales Load [Member] | C000256525
Average Annual Return [Line Items]
Average Annual Return, Percent		17.84%	[1]		11.49%			16.16%	[1]
Without Sales Load [Member] | C000256524
Average Annual Return [Line Items]
Average Annual Return, Percent		16.96%	[2]		10.61%			15.42%	[2]
Without Sales Load [Member] | C000256526
Average Annual Return [Line Items]
Average Annual Return, Percent	13.50%
Without Sales Load [Member] | C000256523
Average Annual Return [Line Items]
Average Annual Return, Percent		18.09%	[3]		11.66%			16.38%	[3]
Without Sales Load [Member] | C000256530
Average Annual Return [Line Items]
Average Annual Return, Percent		20.86%	[4]		9.60%			11.36%
Without Sales Load [Member] | C000256529
Average Annual Return [Line Items]
Average Annual Return, Percent		19.95%	[5]		8.76%			10.69%
Without Sales Load [Member] | C000256527
Average Annual Return [Line Items]
Average Annual Return, Percent		21.32%	[6]	9.21%
Without Sales Load [Member] | C000256528
Average Annual Return [Line Items]
Average Annual Return, Percent		21.34%	[7]		9.98%			11.72%
Without Sales Load [Member] | C000256497
Average Annual Return [Line Items]
Average Annual Return, Percent		11.60%			9.55%			14.51%
Without Sales Load [Member] | C000256499
Average Annual Return [Line Items]
Average Annual Return, Percent		10.81%			8.76%			13.88%
Without Sales Load [Member] | C000256495
Average Annual Return [Line Items]
Average Annual Return, Percent		11.11%			9.11%			14.10%
Without Sales Load [Member] | C000256496
Average Annual Return [Line Items]
Average Annual Return, Percent		12.01%			9.93%			14.95%
Without Sales Load [Member] | C000256498
Average Annual Return [Line Items]
Average Annual Return, Percent		11.86%			9.82%			14.82%
Without Sales Load [Member] | C000256625
Average Annual Return [Line Items]
Average Annual Return, Percent		30.93%	[8]		15.32%	[8]		14.46%
Without Sales Load [Member] | C000256626
Average Annual Return [Line Items]
Average Annual Return, Percent		29.99%	[9]		14.48%			13.76%
Without Sales Load [Member] | C000256627
Average Annual Return [Line Items]
Average Annual Return, Percent		31.36%	[10]		15.76%	[10]		14.93%
Without Sales Load [Member] | C000256624
Average Annual Return [Line Items]
Average Annual Return, Percent		31.42%	[11]		15.76%	[11]		14.93%
Without Sales Load [Member] | C000256539
Average Annual Return [Line Items]
Average Annual Return, Percent		3.64%			4.25%			2.89%
Without Sales Load [Member] | C000256540
Average Annual Return [Line Items]
Average Annual Return, Percent		3.33%			3.94%			2.66%
Without Sales Load [Member] | C000256541
Average Annual Return [Line Items]
Average Annual Return, Percent		3.88%			4.49%			3.14%
Without Sales Load [Member] | C000256538
Average Annual Return [Line Items]
Average Annual Return, Percent		3.78%			4.41%			3.04%
Without Sales Load [Member] | C000256532
Average Annual Return [Line Items]
Average Annual Return, Percent		1.83%			2.87%			2.48%
Without Sales Load [Member] | C000256533
Average Annual Return [Line Items]
Average Annual Return, Percent		1.66%			2.66%			2.35%
Without Sales Load [Member] | C000256534
Average Annual Return [Line Items]
Average Annual Return, Percent		2.11%			3.21%			2.88%
Without Sales Load [Member] | C000256531
Average Annual Return [Line Items]
Average Annual Return, Percent		2.06%			3.18%			2.82%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.12%			0.54%			1.91%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.12%			0.54%			1.91%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.12%			0.54%			1.91%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%			(0.29%)		1.77%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%			(0.29%)		1.77%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%			(0.29%)		1.77%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.38%			12.79%			15.37%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.38%			12.79%			15.37%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.08%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.38%			12.79%			15.37%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.38%			12.79%			15.37%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.38%			12.79%			15.37%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.38%		12.32%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.38%			12.79%			15.37%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.38%			12.79%			15.37%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.38%			12.79%			15.37%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.38%			12.79%			15.37%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.38%			12.79%			15.37%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.38%			12.79%			15.37%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		22.35%			10.88%			12.58%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		22.35%			10.88%			12.58%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		22.35%			10.88%			12.58%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		22.35%			10.88%			12.58%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%			(0.29%)			1.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%			(0.29%)			1.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%			(0.29%)			1.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%			(0.29%)			1.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%			(0.29%)			1.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%			(0.29%)			1.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%			(0.29%)			1.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%			(0.29%)			1.40%
Bloomberg Barclays High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		6.66%			1.31%			3.73%
Bloomberg Barclays High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		6.66%			1.31%			3.73%
Bloomberg Barclays High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		6.66%			1.31%			3.73%
ICE BofA High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Index
Average Annual Return, Percent		4.80%			4.09%		5.17%
ICE BofA High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Index
Average Annual Return, Percent		4.80%			4.09%		5.17%
ICE BofA High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Index
Average Annual Return, Percent		4.80%			4.09%		5.17%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent		10.82%			11.88%			17.95%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent		10.82%			11.88%			17.95%
Russell 1000 Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	6.76%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent		10.82%			11.88%			17.95%
Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent		29.72%			11.84%			11.76%
Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent		29.72%			11.84%			11.76%
Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent		29.72%		11.78%
Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent		29.72%			11.84%			11.76%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent		10.82%			11.88%			17.95%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent		10.82%			11.88%			17.95%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent		10.82%			11.88%			17.95%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent		10.82%			11.88%			17.95%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent		10.82%			11.88%			17.95%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Average Annual Return, Percent		20.37%			11.21%			13.01%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Average Annual Return, Percent		20.37%			11.21%			13.01%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Average Annual Return, Percent		20.37%			11.21%			13.01%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Average Annual Return, Percent		20.37%			11.21%			13.01%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent		3.71%			3.65%			2.40%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent		3.71%			3.65%			2.40%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent		3.71%			3.65%			2.40%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent		3.71%			3.65%			2.40%
Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year Government/Credit Total Return Index
Average Annual Return, Percent		2.69%			2.17%			2.05%
Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year Government/Credit Total Return Index
Average Annual Return, Percent		2.69%			2.17%			2.05%
Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year Government/Credit Total Return Index
Average Annual Return, Percent		2.69%			2.17%			2.05%
Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year Government/Credit Total Return Index
Average Annual Return, Percent		2.69%			2.17%			2.05%

[1]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[2]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[3]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[4]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[5]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[6]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[7]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[8]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[9]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[10]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[11]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.